Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Schedule of intangible assets

		Computer	Medical
	Goodwill	software	licenses	Tradenames	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Year ended 31 December 2019
Opening net book amount	54,479	3,625	179	9,429	67,712
Additions	—	6,886	—	—	6,886
Business combination (Note 30)	61,534	—	—	43,470	105,004
Disposal of subsidiaries (Note 31)	(367)	(16)	—	—	(383)
Amortisation	—	(974)	(179)	(2,183)	(3,336)
Impairment loss (Note)	(1,405)	—	—	—	(1,405)
Translation adjustments	939	—	—	—	939
Closing net book amount	115,180	9,521	—	50,716	175,417
At 31 December 2019
Cost	116,585	13,189	11,178	53,370	194,322
Accumulated amortisation	(1,405)	(3,668)	(11,178)	(2,654)	(18,905)
Net book amount	115,180	9,521	—	50,716	175,417
Year ended 31 December 2020
Opening net book amount	115,180	9,521	—	50,716	175,417
Additions	—	282	—	—	282
Business combination (Note 30)	148,564	220	—	81,197	229,980
Disposal of subsidiaries (Note 31)	(102,971)	(233)	—	(58,325)	(161,529)
Amortisation	—	(2,098)	—	(6,032)	(8,130)
Impairment loss (Note)	(18,809)	—	—	(8,124)	(26,933)
Translation adjustments	(652)	—	—	(7)	(658)
Closing net book amount	141,312	7,692	—	59,425	208,429
At 31 December 2020
Cost	161,527	13,393	11,178	76,236	262,334
Impairment	(20,215)	—	—	(8,124)	(28,339)
Accumulated amortisation	—	(5,701)	(11,178)	(8,687)	(25,566)
Net book amount	141,312	7,692	—	59,425	208,429

Schedule of estimated growth rates used for cash flow projections

	2019	2020
Annual compound revenue growth rate	6.0% ~ 17.9%	8.1% ~ 21.0%
Annual gross profit ratio	45.9% ~ 76.6%	55.2% ~ 80.3%
Discount rate	16% ~ 17.1%	16% ~ 17.1%